Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Parenthetical) (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Board Management And Employees [Abstract]
Share price used to calculate value of synthetic shares	kr 63.11
Dividend compensation per share included in value of synthetic shares		kr 2.7	kr 2.5	kr 2	kr 1.5
Social security charges	kr 2,077,206